Pension and OPEB Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Pension And OPEB Plans [Abstract]
PENSION AND OPEB PLANS

10.    PENSION AND OPEB PLANS

Pension Plans

We sponsor the Oncor Retirement Plan and also have liabilities under the Vistra Retirement Plan, both of which are qualified pension plans under Section 401(a) of the Internal Revenue Code of 1986, as amended, and are subject to the provisions of ERISA.  Employees do not contribute to either plan.  We also have a supplemental pension plan for certain employees whose retirement benefits cannot be fully earned under the qualified retirement plans.  See Note 10 to Financial Statements in our 2017 Form 10-K for additional information regarding pension plans.

OPEB Plans

We currently sponsor the Oncor OPEB Plans. One plan covers our eligible current and future retirees, excluding certain eligible retirees of EFH Corp./Vistra whose employment service was assigned to both Oncor (or a predecessor regulated utility business) and a non-regulated business of EFH Corp./Vistra which are now part of a separate plan discussed below.

Effective January 1, 2018, we established a second plan to cover retirees whose employment included service that has been assigned to both Oncor (or a predecessor regulated utility business) and non-regulated businesses of EFH Corp./Vistra.  Vistra is solely responsible for its portion of the liability for retiree benefits related to those retirees.  As we are not responsible for Vistra’s portion of the plan’s unfunded liability, that amount is not reported on our balance sheet.  The establishment of the plan is not expected to have an impact on our financial statements.

See Note 10 to Financial Statements in our 2017 Form 10-K for additional information.

Pension and OPEB Costs

Our net costs related to pension plans and the Oncor OPEB Plans for the three and nine months ended September 30, 2018 and 2017 were comprised of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017

Components of net allocated pension costs:
Service cost	$7	$6	$21	$18
Interest cost	29	32	89	98
Expected return on assets	(29)	(28)	(89)	(86)
Amortization of net loss	12	11	36	33
Net pension costs	19	21	57	63
Components of net OPEB costs:
Service cost	2	1	6	5
Interest cost	11	12	33	36
Expected return on assets	(2)	(2)	(6)	(6)
Amortization of prior service cost	(8)	(5)	(21)	(15)
Amortization of net loss	14	8	41	24
Net OPEB costs	17	14	53	44
Total net pension and OPEB costs	36	35	110	107
Less amounts deferred principally as property or a regulatory asset	(17)	(25)	(52)	(76)
Net amounts recognized as expense	$19	$10	$58	$31

The discount rates reflected in net pension and OPEB costs in 2018 are 3.53%,  3.72% and 3.73% for the Oncor Retirement Plan, the Vistra Retirement Plan and the Oncor OPEB Plans, respectively.  The expected return on pension and OPEB plan assets reflected in the 2018 cost amounts are 5.13%,  4.78% and 6.20% for the Oncor Retirement Plan, the Vistra Retirement Plan and the Oncor OPEB Plans, respectively.

Pension and OPEB Plans Cash Contributions

We made cash contributions to the pension plans and Oncor OPEB Plans of $62 million and $31 million, respectively, during the nine months ended September 30, 2018.  We expect to make additional cash contributions to the pension plans and Oncor OPEB Plans of $20 million and $4 million, respectively, during the remainder of 2018.  Our aggregate pension plans and Oncor OPEB Plans funding is expected to total approximately $480 million and $175 million, respectively, in the 2018 to 2022 period based on the latest actuarial projections.

10.    PENSION AND OPEB PLANS

Regulatory Recovery of Pension and OPEB Costs

PURA provides for our recovery of pension and OPEB costs applicable to services of our active and retired employees, as well as services of other EFH Corp./Vistra active and retired employees prior to the deregulation and disaggregation of EFH Corp.’s electric utility businesses effective January 1, 2002 (recoverable service).  Accordingly, in 2005, we entered into an agreement with a predecessor of EFH Corp. whereby we assumed responsibility for applicable pension and OPEB costs related to those personnel’s recoverable service.  We subsequently entered into agreements with EFH Corp. and a Vistra affiliate regarding provision of these benefits.  Pursuant to our agreement with the Vistra affiliate, we now sponsor an OPEB plan that provides certain retirement healthcare and life insurance benefits to eligible former Oncor, EFH Corp. and Vistra employees for whom both Oncor and Vistra bear a portion of the benefit responsibility.  See “Oncor OPEB Plan” below for more information.

We are authorized to establish a regulatory asset or liability for the difference between the amounts of pension and OPEB costs approved in current billing rates and the actual amounts that would otherwise have been recorded as charges or credits to earnings related to recoverable service.  Amounts deferred are ultimately subject to regulatory approval.  At December 31, 2017 and 2016, we had recorded regulatory assets totaling $1.215 billion and $1.199 billion, respectively, related to pension and OPEB costs, including amounts related to deferred expenses as well as amounts related to unfunded liabilities that otherwise would be recorded as other comprehensive income.

We have also assumed primary responsibility for pension benefits of a closed group of retired and terminated vested plan participants not related to our regulated utility business (non-recoverable service) in a 2012 transaction. Any retirement costs associated with non-recoverable service is not recoverable through rates.

Pension Plans

We sponsor the Oncor Retirement Plan and also have liabilities under the Vistra Retirement Plan (formerly EFH Retirement Plan), both of which are qualified pension plans under Section 401(a) of the Code, and are subject to the provisions of ERISA.  Employees do not contribute to either plan.  These pension plans provide benefits to participants under one of two formulas: (i) a Cash Balance Formula under which participants earn monthly contribution credits based on their compensation and a combination of their age and years of service, plus monthly interest credits or (ii) a Traditional Retirement Plan Formula based on years of service and the average earnings of the three years of highest earnings.  The interest component of the Cash Balance Formula is variable and is determined using the yield on 30-year Treasury bonds.  Under the Cash Balance Formula, future increases in earnings will not apply to prior service costs.

All eligible employees hired after January 1, 2001 participate under the Cash Balance Formula.  Certain employees, who, prior to January 1, 2002, participated under the Traditional Retirement Plan Formula, continue their participation under that formula.  It is the sponsors’ policy to fund the plans on a current basis to the extent required under existing federal tax and ERISA regulations.

We also have the Supplemental Retirement Plan for certain employees whose retirement benefits cannot be fully earned under the qualified retirement plan. Supplemental Retirement Plan amounts are included in the reported pension amounts below.

Oncor OPEB Plan

Oncor’s OPEB Plan covers our eligible current and future retirees.  Pursuant to our agreement with a Vistra affiliate, we sponsor an OPEB plan that covers certain eligible retirees of Oncor, EFH Corp./Vistra and their affiliates whose employment service was assigned to both Oncor (or a predecessor regulated electric business) and a non-regulated business of EFH Corp.  Vistra is solely responsible for its portion of the liability for retiree benefits related to those retirees.  As we are not responsible for Vistra’s portion of the Oncor OPEB Plan’s unfunded liability totaling $111 million as of December 31, 2017, that amount is not reported on our balance sheet.

OPEB plan contributions are generally required to be made at least annually based on OPEB expense included in rates.  Contributions are placed in an irrevocable external trust fund dedicated to the payment of OPEB expenses.

For employees retiring on or after January 1, 2002, the retiree contributions required for such coverage vary based on a formula depending on the retiree’s age and years of service.

Pension and OPEB Costs Recognized as Expense

Pension and OPEB amounts provided herein include amounts related only to our portion of the various plans based on actuarial computations and reflect our employee and retiree demographics as described above.  Our net costs related to pension and OPEB plans for the years ended December 31, 2017, 2016 and 2015 were comprised of the following:

	Year Ended December 31,
	2017	2016	2015

Pension costs	$85	$76	$104
OPEB costs	58	62	53
Total benefit costs	143	138	157
Less amounts recognized principally as property or a regulatory asset	(98)	(100)	(113)
Net amounts recognized as expense	$45	$38	$44

The calculated value method is used to determine the market-related value of the assets held in the trust for purposes of calculating our pension costs.  Realized and unrealized gains or losses in the market-related value of assets are included over a rolling four-year period.  Each year, 25% of such gains and losses for the current year and for each of the preceding three years is included in the market-related value.  Each year, the market-related value of assets is increased for contributions to the plan and investment income and is decreased for benefit payments and expenses for that year.

The fair value method is used to determine the market-related value of the assets held in the trust for purposes of calculating OPEB cost.

Detailed Information Regarding Pension and OPEB Benefits

The following pension and OPEB information is based on December 31, 2017, 2016 and 2015 measurement dates:

	Pension Plans			OPEB Plan
	Year Ended December 31,			Year Ended December 31,
	2017	2016	2015	2017	2016	2015

Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate	4.05%	4.30%	3.96%	4.35%	4.60%	4.23%
Expected return on plan assets	5.17%	5.54%	5.26%	6.10%	6.30%	6.65%
Rate of compensation increase	3.33%	3.29%	3.29%	-	-	-

Components of Net Pension and OPEB Costs:
Service cost	$24	$23	$25	$7	$7	$7
Interest cost	131	134	131	47	49	43
Expected return on assets	(115)	(122)	(115)	(8)	(9)	(10)
Amortization of prior service cost (credit)	-	-	-	(20)	(20)	(20)
Amortization of net loss	45	41	63	32	35	33
Net periodic pension and OPEB costs	$85	$76	$104	$58	$62	$53

Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)	$(11)	$41	$37	$139	$10	$39
Amortization of net loss	(45)	(41)	(63)	(32)	(35)	(33)
Plan amendments	-	-	-	(78)	-	-
Amortization of prior service (cost) credit	-	-	-	20	20	20
Total recognized as regulatory assets or other comprehensive income	(56)	-	(26)	49	(5)	26
Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income	$29	$76	$78	$107	$57	$79

	Pension Plans			OPEB Plan
	Year Ended December 31,			Year Ended December 31,
	2017	2016	2015	2017	2016	2015

Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate	3.54%	4.05%	4.30%	3.73%	4.35%	4.60%
Rate of compensation increase	4.46%	3.33%	3.29%	-	-	-

	Pension Plans		OPEB Plan
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

Change in Projected Benefit Obligation:
Projected benefit obligation at beginning of year	$3,307	$3,201	$1,116	$1,088
Service cost	24	23	7	7
Interest cost	131	134	47	49
Participant contributions	-	-	19	17
Assumption of liabilities	-	-	-	7
Plan amendments	-	-	(78)	-
Actuarial (gain) loss	201	106	154	10
Benefits paid	(163)	(157)	(67)	(62)
Projected benefit obligation at end of year	$3,500	$3,307	$1,198	$1,116
Accumulated benefit obligation at end of year	$3,387	$3,213	$-	$-

Change in Plan Assets:
Fair value of assets at beginning of year	$2,287	$2,252	$143	$141
Actual return (loss) on assets	327	188	23	9
Employer contributions	149	4	31	31
Assets related to assumed liabilities	-	-	-	7
Participant contributions	-	-	19	17
Benefits paid	(163)	(157)	(67)	(62)
Fair value of assets at end of year	$2,600	$2,287	$149	$143

Funded Status:
Projected benefit obligation at end of year	$(3,500)	$(3,307)	$(1,198)	$(1,116)
Fair value of assets at end of year	2,600	2,287	149	143
Funded status at end of year	$(900)	$(1,020)	$(1,049)	$(973)

	Pension Plans		OPEB Plan
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

Amounts Recognized in the Balance Sheet Consist of:
Liabilities:
Other current liabilities	$(4)	$(4)	$(12)	$-
Other noncurrent liabilities	(896)	(1,016)	(1,037)	(973)
Net liability recognized	$(900)	$(1,020)	$(1,049)	$(973)
Regulatory assets:
Net loss	$538	$583	$402	$296
Prior service cost (credit)	-	-	(86)	(30)
Net regulatory asset recognized	$538	$583	$316	$266
Accumulated other comprehensive net loss	$124	$136	$3	$4

The following tables provide information regarding the assumed health care cost trend rates.

	Year Ended December 31,
	2017	2016

Assumed Health Care Cost Trend Rates – Not Medicare Eligible:
Health care cost trend rate assumed for next year (a)	8.00%	5.80%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	5.00%
Year that the rate reaches the ultimate trend rate	2026	2024

Assumed Health Care Cost Trend Rates – Medicare Eligible:
Health care cost trend rate assumed for next year (b)	9.40%	5.70%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	5.00%
Year that the rate reaches the ultimate trend rate	2026	2024

(a) 2017 trend rates include weighting for prescription drugs. Comparable rate for 2016 is 6.80%.
(b) 2017 trend rates include weighting for prescription drugs. Comparable rate for 2016 is 8.40%.
	1-Percentage Point Increase	1-Percentage Point Decrease

Sensitivity Analysis of Assumed Health Care Cost Trend Rates:
Effect on accumulated postretirement obligation	$158	$(131)
Effect on postretirement benefits cost	8	(6)

The following table provides information regarding pension plans with projected benefit obligations (PBO) and accumulated benefit obligations (ABO) in excess of the fair value of plan assets.

	At December 31,
	2017	2016

Pension Plan with PBO and ABO in Excess of Plan Assets:
Projected benefit obligations	$3,316	$3,137
Accumulated benefit obligations	3,207	3,051
Plan assets	2,409	2,112

Pension and OPEB Plans Investment Strategy and Asset Allocations

Our investment objective for the retirement plans is to invest in a suitable mix of assets to meet the future benefit obligations at an acceptable level of risk, while minimizing the volatility of contributions.  Equity securities are held to achieve returns in excess of passive indexes by participating in a wide range of investment opportunities.  International equity, real estate securities and credit strategies (high yield bonds, emerging market debt and bank loans) are used to further diversify the equity portfolio.  International equity securities may include investments in both developed and emerging international markets.  Fixed income securities include primarily corporate bonds from a diversified range of companies, U.S. Treasuries and agency securities and money market instruments.  Our investment strategy for fixed income investments is to maintain a high grade portfolio of securities, which assists us in managing the volatility and magnitude of plan contributions and expense while maintaining sufficient cash and short-term investments to pay near-term benefits and expenses.

The Oncor Retirement Plan’s investments are managed in two pools: one pool associated with the recoverable service portion of plan obligations related to Oncor’s regulated utility business, and a second pool associated with the non-recoverable service portion of plan obligations not related to Oncor’s regulated utility business.  Each pool is invested in a broadly diversified portfolio as shown below.  The second pool represents about 31% of total investments at December 31, 2017.

The target asset allocation ranges of the pension plans investments by asset category are as follows:

Target Allocation Ranges
Asset Category	Recoverable	Non-recoverable

International equities	13% - 21%	5% - 9%
U.S. equities	16% - 24%	6% - 10%
Real estate	3% - 6%	-
Credit strategies	5% - 9%	4% - 6%
Fixed income	45% - 57%	76% - 84%

Our investment objective for the OPEB plan primarily follows the objectives of the pension plans discussed above, while maintaining sufficient cash and short-term investments to pay near-term benefits and expenses.  The actual amounts at December 31, 2017 provided below are consistent with the asset allocation targets.

Fair Value Measurement of Pension Plans Assets

At December 31, 2017 and 2016, pension plans assets measured at fair value on a recurring basis consisted of the following:

	At December 31, 2017
	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$-	$11	$-	$11
Equity securities:
U.S.	235	2	-	237
International	271	-	-	271
Fixed income securities:
Corporate bonds (a)	-	1,081	-	1,081
U.S. Treasuries	-	251	-	251
Other (b)	-	44	-	44
Real estate	-	-	3	3
Total assets in the fair value hierarchy	$506	$1,389	$3	1,898
Total assets measured at net asset value (c)				702
Total fair value of plan assets				$2,600

	At December 31, 2016
	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$-	$14	$-	$14
Equity securities:
U.S.	193	3	-	196
International	225	-	-	225
Fixed income securities:
Corporate bonds (a)	-	1,089	-	1,089
U.S. Treasuries	-	223	-	223
Other (b)	-	40	-	40
Real estate	-	-	5	5
Total assets in the fair value hierarchy	$418	$1,369	$5	$1,792
Total assets measured at net asset value (c)				495
Total fair value of plan assets				$2,287

_____________

(a)Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody’s.

(b)Other consists primarily of municipal bonds, emerging market debt, bank loans and fixed income derivative instruments.

(c)Fair value was measured using the net asset value (NAV) per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy.  The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.

The decrease in the fair value of the Level 3 assets was due to the sale of a portion of the investments.

Fair Value Measurement of OPEB Plan Assets

At December 31, 2017 and 2016, OPEB plan assets measured at fair value on a recurring basis consisted of the following:

	At December 31, 2017
	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$1	$1	$-	$2
Equity securities:
U.S.	35	-	-	35
International	33	-	-	33
Fixed income securities:
Corporate bonds (a)	-	30	-	30
U.S. Treasuries	-	3	-	3
Other (b)	28	1	-	29
Total assets in the fair value hierarchy	$97	$35	$-	132
Total assets measured at net asset value (c)				17
Total fair value of plan assets				$149

	At December 31, 2016
	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$2	$-	$-	$2
Equity securities:
U.S.	41	-	-	41
International	28	-	-	28
Fixed income securities:
Corporate bonds (a)	-	28	-	28
U.S. Treasuries	-	2	-	2
Other (b)	28	-	-	28
Total assets in the fair value hierarchy	$99	$30	$-	129
Total assets measured at net asset value (c)				14
Total fair value of plan assets				$143

_____________

(a)Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody’s.

(b)Other consists primarily of diversified bond mutual funds.

(c)Fair value was measured using the net asset value (NAV) per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy. The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.

Expected Long-Term Rate of Return on Assets Assumption

The retirement plans’ strategic asset allocation is determined in conjunction with the plans’ advisors and utilizes a comprehensive Asset-Liability modeling approach to evaluate potential long-term outcomes of various investment strategies.  The modeling incorporates long-term rate of return assumptions for each asset class based on historical and future expected asset class returns, current market conditions, rate of inflation, current prospects for economic growth, and taking into account the diversification benefits of investing in multiple asset classes and potential benefits of employing active investment management.

Pension Plans		OPEB Plan
Asset Class	Expected Long-Term Rate of Return	Asset Class	Expected Long-Term Rate of Return

International equity securities	7.33%	401(h) accounts	6.51%
U.S. equity securities	6.40%	Life insurance VEBA	6.13%
Real estate	5.60%	Union VEBA	6.13%
Credit strategies	5.03%	Non-union VEBA	2.60%
Fixed income securities	4.20%	Weighted average	6.20%
Weighted average (a)	5.48%

_____________

(a)The 2018 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 4.36% and 4.78% for Oncor's portion of the Vistra Retirement Plan.

Significant Concentrations of Risk

The plans’ investments are exposed to risks such as interest rate, capital market and credit risks.  We seek to optimize return on investment consistent with levels of liquidity and investment risk which are prudent and reasonable, given prevailing capital market conditions and other factors specific to participating employers.  While we recognize the importance of return, investments will be diversified in order to minimize the risk of large losses unless, under the circumstances, it is clearly prudent not to do so.  There are also various restrictions and guidelines in place including limitations on types of investments allowed and portfolio weightings for certain investment securities to assist in the mitigation of the risk of large losses.

Assumed Discount Rate

For the Oncor retirement plans at December 31, 2017, we selected the assumed discount rate using the Aon Hewitt AA-AAA Bond Universe yield curve, which is based on corporate bond yields and at December 31, 2017 consisted of  1,029 corporate bonds with an average rating of AA and AAA using Moody’s, S&P and Fitch ratings.  For the Oncor OPEB Plan at December 31, 2017, we selected the assumed discount rate using the Aon Hewitt AA Above Median yield curve, which is based on corporate bond yields and at December 31, 2017 consisted of 391 corporate bonds with an average rating of AA using Moody’s, S&P and Fitch ratings.

Amortization in 2018

In 2018, amortization of the net actuarial loss for the defined benefit pension plans from regulatory assets and other comprehensive income into net periodic benefit cost is expected to be $45 million and $4 million, respectively.  No amortization of prior service credit is expected in 2018 for the defined benefit pension plans.  Amortization of the net actuarial loss for the OPEB plan from regulatory assets and other comprehensive income into net periodic benefit cost is expected to be $56 million and $1 million, respectively.  Amortization of prior service credit for the OPEB plan from regulatory assets and other comprehensive income into net periodic benefit cost is expected to be $30 million and zero, respectively.

Pension and OPEB Plans Cash Contributions

Our contributions to the benefit plans were as follows:

	Year Ended December 31,
	2017	2016	2015

Pension plans contributions	$149	$4	$54
OPEB plan contributions	31	31	25
Total contributions	$180	$35	$79

Our funding for the pension plans and the Oncor OPEB Plan is expected to total $82 million and $35 million, respectively in 2018 and approximately $556 million and $178 million, respectively, in the 2018 to 2022 period.

Future Benefit Payments

Estimated future benefit payments to participants are as follows:

	2018	2019	2020	2021	2022	2023-27

Pension plans	$186	$187	$192	$197	$200	$1,050
OPEB plan	$56	$59	$62	$65	$68	$351

Thrift Plan

Our employees are eligible to participate in a qualified savings plan, a participant-directed defined contribution plan intended to qualify under Section 401(a) of the Code, and is subject to the provisions of ERISA.  Under the plan, employees may contribute, through pre-tax salary deferrals and/or after-tax applicable payroll deductions, a portion of their regular salary or wages as permitted under law.  Employer matching contributions are made in an amount equal to 100% of the first 6% of employee contributions for employees who are covered under the Cash Balance Formula of the Oncor Retirement Plan, and 75% of the first 6% of employee contributions for employees who are covered under the Traditional Retirement Plan Formula of the Oncor Retirement Plan.  Employer matching contributions are made in cash and may be allocated by participants to any of the plan's investment options.  Our contributions to the Oncor Thrift Plan totaled $17 million, $15 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.